INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of Intangible Assets	$ 343	$ 359	$ 497